CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current assets
Cash	$ 416,111	$ 25,000
Prepaid expenses	121,157
Total Current Assets	537,268	25,000
Deferred offering costs		28,000
Investments held in Trust Account	80,120,809
TOTAL ASSETS	80,658,077	53,000
Current liabilities
Accounts payable and accrued expenses	131,805	1,000
Accrued offering costs		28,000
TOTAL LIABILITIES	131,805	29,000
Commitments and Contingencies
Common stock subject to possible redemption, 7,552,627 and no shares at $10.00 per share as of June 30, 2021 and 2020, respectively	75,526,270
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.0001 par value; 30,000,000 shares authorized; 2,458,674 and 2,156,250 shares issued and outstanding (excluding 7,552,627 and no shares subject to possible redemption) at June 30, 2021 and 2020, respectively	246	216
Additional paid-in capital	5,562,205	24,784
Accumulated deficit	(562,449)	(1,000)
Total Stockholder's Equity	5,000,002	24,000
Total Liabilities and Stockholders' Equity	$ 80,658,077	$ 53,000